Virtual Shares (Details)	Nov. 21, 2024 USD ($) shares	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)
Virtual Shares [Line Items]
Percentage of interest	8.00%
Percentage of non-compounding interest	8.00%
Preferred return	$ 2,000,000
Virtual preferred dividend	$ 2,000,000
Annual non-compounding interest	8.00%
Preferred dividend or liquidation preference		$ 2,067,069	¥ 323,826,972
Virtual Shares [Member]
Virtual Shares [Line Items]
Virtual shares issued | shares	470
Percentage of issued share capital	2.35%
Monthly payments	$ 13,333
Percentage of interest	8.00%
Annual non-compounding interest	8.00%
Class B Ordinary Non-Voting Shares [Member]
Virtual Shares [Line Items]
Virtual Shares in exchange for the surrender | shares	10,234